Filed Pursuant to Rule 497(d)

 INVESCO UNIT TRUSTS, SERIES 2082
Closed-End Strategy: Select Opportunity Portfolio 2020-4

INVESCO UNIT TRUSTS, SERIES 2092
Multi-Asset High Income Portfolio 2020-4

INVESCO UNIT TRUSTS, SERIES 2101
Closed-End Strategy: Master Income Portfolio 2021-1
Closed End Strategy: Value Equity and Income Portfolio 2021-1
Closed-End Strategy: Covered Call Income Portfolio 2021-1

Supplement to the Prospectuses

INVESCO UNIT TRUSTS, SERIES 2082

Closed-End Strategy: Select Opportunity Portfolio 2020-4

As of February 1, 2021, AllianzGI Equity & Convertible Income Fund (ticker: NIE) has changed its name to Virtus AllianzGI Equity & Convertible Income Fund (ticker: NIE). As a result, effective immediately, all references to AllianzGI Equity & Convertible Income Fund in the Portfolio’s prospectus are replaced with Virtus AllianzGI Equity & Convertible Income Fund.

Further, as of February 1, 2021, AllianzGI Dividend, Interest & Premium Strategy Fund (ticker: NFJ) has changed its name to Virtus AllianzGI Dividend, Interest & Premium Strategy Fund (ticker: NFJ). As a result, effective immediately, all references to AllianzGI Dividend, Interest & Premium Strategy Fund in the Portfolio’s prospectus are replaced with Virtus AllianzGI Dividend, Interest & Premium Strategy Fund.

INVESCO UNIT TRUSTS, SERIES 2092

Multi-Asset High Income Portfolio 2020-4

As of February 1, 2021, AllianzGI Equity & Convertible Income Fund (ticker: NIE) has changed its name to Virtus AllianzGI Equity & Convertible Income Fund (ticker: NIE). As a result, effective immediately, all references to AllianzGI Equity & Convertible Income Fund in the Portfolio’s prospectus are replaced with Virtus AllianzGI Equity & Convertible Income Fund.

INVESCO UNIT TRUSTS, SERIES 2101

Closed-End Strategy: Master Income Portfolio 2021-1

As of February 1, 2021, AllianzGI Convertible & Income 2024 Target Term Fund (ticker: CBH) has changed its name to Virtus AllianzGI Convertible & Income 2024 Target Term Fund (ticker: CBH). As a result, effective immediately, all references to AllianzGI Convertible & Income 2024 Target Term Fund in the Portfolio’s prospectus are replaced with Virtus AllianzGI Convertible & Income 2024 Target Term Fund.

Further, as of February 1, 2021, AllianzGI Artificial Intelligence & Technology Opportunities Fund (ticker: AIO) has changed its name to Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund (ticker: AIO). As a result, effective immediately, all references to AllianzGI Artificial Intelligence & Technology Opportunities Fund in the Portfolio’s prospectus are replaced with Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund.

Further, as of February 1, 2021, AllianzGI Diversified Income & Convertible Fund (ticker: ACV) has changed its name to Virtus AllianzGI Diversified Income & Convertible Fund (ticker: ACV). As a result, effective immediately, all references to AllianzGI Diversified Income & Convertible Fund are changed to Virtus AllianzGI Diversified Income & Convertible Fund.

Closed-End Strategy: Value Equity and Income Portfolio 2021-1

As of February 1, 2021, AllianzGI Convertible & Income 2024 Target Term Fund (ticker: CBH) has changed its name to Virtus AllianzGI Convertible & Income 2024 Target Term Fund (ticker: CBH). As a result, effective immediately, all references to AllianzGI Convertible & Income 2024 Target Term Fund in the Portfolio’s prospectus are replaced with Virtus AllianzGI Convertible & Income 2024 Target Term Fund.

Further, as of February 1, 2021, AllianzGI Equity & Convertible Income Fund (ticker: NIE) has changed its name to Virtus AllianzGI Equity & Convertible Income Fund (ticker: NIE). As a result, effective immediately, all references to AllianzGI Equity & Convertible Income Fund in the Portfolio’s prospectus are replaced with Virtus AllianzGI Equity & Convertible Income Fund.

Further, as of February 1, 2021, AllianzGI Diversified Income & Convertible Fund (ticker: ACV) has changed its name to Virtus AllianzGI Diversified Income & Convertible Fund (ticker: ACV). As a result, effective immediately, all references to AllianzGI Diversified Income & Convertible Fund are changed to Virtus AllianzGI Diversified Income & Convertible Fund.

Further, as of February 1, 2021, AllianzGI Artificial Intelligence & Technology Opportunities Fund (ticker: AIO) has changed its name to Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund (ticker: AIO). As a result, effective immediately, all references to AllianzGI Artificial Intelligence & Technology Opportunities Fund in the Portfolio’s prospectus are replaced with Virtus AllianzGI Artificial Intelligence & Technology Opportunities Fund.

Closed-End Strategy: Covered Call Income Portfolio 2021-1

As of February 1, 2021, AllianzGI Equity & Convertible Income Fund (ticker: NIE) has changed its name to Virtus AllianzGI Equity & Convertible Income Fund (ticker: NIE). As a result, effective immediately, all references to AllianzGI Equity & Convertible Income Fund in the Portfolio’s prospectus are replaced with Virtus AllianzGI Equity & Convertible Income Fund.

Further, as of February 1, 2021, AllianzGI Dividend, Interest & Premium Strategy Fund (ticker: NFJ) has changed its name to Virtus AllianzGI Dividend, Interest & Premium Strategy Fund (ticker: NFJ). As a result, effective immediately, all references to AllianzGI Dividend, Interest & Premium Strategy Fund in the Portfolio’s prospectus are replaced with Virtus AllianzGI Dividend, Interest & Premium Strategy Fund.

Supplement Dated: February 1, 2021